STOCK OPTION PLAN (Details 1)	Dec. 31, 2018 CAD ($) Share Year	Dec. 31, 2017 CAD ($) Share	Dec. 31, 2016 Share
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | Share	4,114,563	3,526,000	0
Weighted Average Remaining Contractual Life (years) | Year	9.3
Options Outstanding, Exercise Price per share	$ 7.59
Number Exercisable | Share	1,088,850
Options Exercisable, Exercise Price per share	$ 6.26	$ 3.45
$0.00 - $3.50
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | Share	1,270,722
Weighted Average Remaining Contractual Life (years) | Year	8.7
Number Exercisable | Share	520,702
$0.00 - $3.50 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options Outstanding, Exercise Price per share	$ 0.00
Options Exercisable, Exercise Price per share	0.00
$0.00 - $3.50 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options Outstanding, Exercise Price per share	3.50
Options Exercisable, Exercise Price per share	$ 3.50
$3.51 - $6.72
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | Share	429,841
Weighted Average Remaining Contractual Life (years) | Year	9.2
Number Exercisable | Share	46,831
$3.51 - $6.72 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options Outstanding, Exercise Price per share	$ 3.51
Options Exercisable, Exercise Price per share	3.51
$3.51 - $6.72 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options Outstanding, Exercise Price per share	6.72
Options Exercisable, Exercise Price per share	$ 6.72
$6.73 - $9.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | Share	634,000
Weighted Average Remaining Contractual Life (years) | Year	9.3
Number Exercisable | Share	96,317
$6.73 - $9.00 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options Outstanding, Exercise Price per share	$ 6.73
Options Exercisable, Exercise Price per share	6.73
$6.73 - $9.00 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options Outstanding, Exercise Price per share	9.00
Options Exercisable, Exercise Price per share	$ 9.00
$9.01 - $11.88
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | Share	1,780,000
Weighted Average Remaining Contractual Life (years) | Year	9.7
Number Exercisable | Share	425,000
$9.01 - $11.88 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options Outstanding, Exercise Price per share	$ 9.01
Options Exercisable, Exercise Price per share	9.01
$9.01 - $11.88 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options Outstanding, Exercise Price per share	11.88
Options Exercisable, Exercise Price per share	$ 11.88